Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Shared services agreement	$ 11,000
Initial payment			$ 120,000
Additional payment			$ 630,000
Service costs	14,000
Rasna Therapeutics Inc [Member]
Related Party Transactions (Details) [Line Items]
Short term loan facility	$ 72,000,000
Interest rate	8.00%
Payroll and rent charged	$ 106,000	$ 78,000		$ 5,000
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Short term loan facility				98,000
Payroll and rent charged	42,000	27,000		28,000
Gensignia Lifesceinecs Inc [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged	295,000	348		$ 320
CFO of Accustem [Member]
Related Party Transactions (Details) [Line Items]
Net amounts	1,341,000	$ 1,346,000
Cash payable	$ 1,355,000